Trade Accounts and Other Receivables - Summary of Changes in the Allowance for Doubtful Accounts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Text block 1 [Abstract]
Allowance for doubtful accounts at beginning of year	¥ 122,105	¥ 121,628
Provision for doubtful accounts, net of reversal	9,835	4,708
Write-offs	(3,128)	(3,759)
Other	(1,516)	(472)
Allowance for doubtful accounts at end of year	¥ 127,296	¥ 122,105